Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	53 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Kingsbarn Tactical Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Tactical Bond ETF
Average Annual Return, Percent		2.33%	1.12%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.13%	0.01%